IQ Long/Short Alpha ETF
IQ LONG/SHORT ALPHA ETF
INVESTMENT OBJECTIVE
The IQ Long/Short Alpha ETF (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ Long/Short Alpha ETF IQ Long/Short Alpha ETF USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Long/Short Alpha ETF IQ Long/Short Alpha ETF
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	none
Dividend, Interest and Brokerage Expenses on Short Positions	0.24%
Miscellaneous Other Expenses	0.05%
Total Other Expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	1.28%	[2]
[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund's "Financial Highlights" section of the Prospectus, which reflects the Fund's operating expenses and do not include Acquired Fund Fees and Expenses.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
IQ Long/Short Alpha ETF | IQ Long/Short Alpha ETF | USD ($)	130	406

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or the inverse or multiple thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, investors should not expect the Fund’s returns to track the returns of any market or the inverse or multiple (two times or otherwise) thereof for any period of time.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of pursuing a market neutral strategy and seeking long/short investment results. Shareholders should actively monitor their investments.

Investment Philosophy

Having both long and short positions in an equity security portfolio is a common way to create returns that are independent of market moves. One advantage of a long and short portfolio is that the long and short positions may offset the market exposures of one another in a manner that results in a market neutral portfolio, which is a portfolio with little to no net exposure to the direction of the market. In addition, it is possible that both the long equity securities and the short equity securities will outperform their respective long and short benchmarks while maintaining the market neutral (i.e., little to no net market exposure) nature of the overall portfolio. This combination can reduce overall portfolio volatility and provide for more consistent market outperformance independent of market moves.

Investment Process

The Fund invests primarily in long and short positions in U.S.-listed exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) holding primarily U.S. large capitalization equity securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a stock, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a stock. Short selling involves selling stock that has been borrowed from a third party with the intention of buying identical stock back at a later date to return to that third party. The basic principle of short selling is that selling stock now at a high price, to buy later at a lower price, is profitable. The short seller hopes to profit from a decline in the price of the assets between the sale and the repurchase, as the seller will pay less to buy the assets than it received on selling them.

The Fund’s investment process first breaks down all large capitalization U.S. companies by the sector in which they operate. Generally, these sectors include Consumer Discretionary, Consumer Staples, Energy, Financial, Health Care, Industrial, Materials, Technology, Telecommunications and Utilities. The Advisor then analyzes each sector based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each sector); valuation (how expensive stocks in one sector are relative to stocks in other sectors); and relative earnings (earnings strength and related characteristics of stocks in one sector relative to stocks in other sectors). The portfolio managers of the Fund then use the factors to determine which sectors will have a long or short position and, within the long and short groupings, the relative sector weights thereof. The portfolio managers of the Fund may assign a weighting of zero to a sector, which would result in that sector not appearing in the Fund’s portfolio. Under normal circumstances, the Advisor expects the Fund’s long and short weights to offset one another in a manner that results in a market neutral portfolio with little to no net market exposure.

To implement its strategy, the Fund will hold long and short positions in ETFs providing exposure to the sectors chosen by the Advisor (“Underlying ETFs”).

The strategy of overweighting and underweighting sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets, directly or indirectly through Underlying ETFs, in the equity securities of companies operating in one or more sectors. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets, directly or indirectly through Underlying ETFs, in an individual industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the SEC.

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based.

Generally, the Fund’s assets will be invested primarily in equity securities of U.S. large capitalization companies, which exposure will be obtained through ETFs and/or Financial Instruments. As of the date of this Prospectus, the Advisor considers such “large capitalization companies” to have market capitalizations of at least $5 billion.

PRINCIPAL RISKS

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Cash Transactions Risk

Unlike most ETFs, the Fund currently intends to effect all creations and redemptions in part for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Derivatives Risk

Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to interest rate risk, currency risk and counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Risk

The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in long or short positions in ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase). In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Industry Concentration Risk

To the extent the Fund’s investments are concentrated in a particular industry sector, the Fund will be susceptible to loss due to adverse occurrences affecting that particular industry.

Issuer Risk

From time to time the Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may fluctuate in value.

Large Capitalization Companies Risk

The Fund is subject to the risk that large capitalization company stocks may outperform other segments of the equity market or the equity market as a whole on the short side or underperform other segments of the equity market or the equity market as a whole on the long side, in either case having a negative effect on the Fund’s performance.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. Because the market value of ETF shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Fund may lose money.

Short Sales Risk

Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

As with any fund, there is no guarantee that the Fund will achieve its goal.

PERFORMANCE INFORMATION

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.